STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

November 30, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9%
Alabama - .8%
Black Belt Energy Gas District, Revenue Bonds (Project No. 6) Ser. B	4.00	12/1/2026	750,000	[a]	742,589
Illinois - 2.9%
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	500,000		526,620
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	500,000		511,094
Chicago II, GO, Ser. A	5.00	1/1/2024	500,000		500,301
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2036	1,140,000		1,148,061
				2,686,076
Iowa - .6%
PEFA, Revenue Bonds (Gas Project)	5.00	9/1/2026	525,000	[a]	532,698
Kentucky - 2.2%
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	1,000,000	[a]	992,782
Kentucky Public Energy Authority, Revenue Bonds, Ser. C1	4.00	6/1/2025	1,000,000	[a]	995,656
				1,988,438
New Jersey - 2.0%
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	875,000		920,564
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	875,000		920,749
				1,841,313
New York - 4.0%
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	1,675,000		1,492,275
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,250,000	[b]	2,192,919
				3,685,194
Pennsylvania - 86.2%
Allegheny County Airport Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2035	175,000		202,381
Allegheny County Airport Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2037	150,000		170,359

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Pennsylvania - 86.2% (continued)
Allegheny County Airport Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2038	150,000	167,683
Allegheny County Airport Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2034	100,000	116,066
Allegheny County Airport Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2036	150,000	172,291
Allegheny County Airport Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2033	325,000	378,626
Allegheny County Airport Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.25	1/1/2039	250,000	282,798
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University)	5.00	3/1/2026	1,000,000	1,035,887
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University) Ser. A	4.00	3/1/2037	1,000,000	1,008,788
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2030	1,000,000	1,060,323
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	7/15/2034	690,000	746,774
Bucks County Industrial Development Authority, Revenue Bonds, Refunding (George School Project)	3.00	9/15/2038	850,000	727,658
Bucks County Industrial Development Authority, Revenue Bonds, Refunding (George School Project)	3.00	9/15/2036	800,000	715,278
Bucks County Industrial Development Authority, Revenue Bonds, Refunding (George School Project)	3.00	9/15/2035	775,000	712,116
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2038	600,000	597,550
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2034	1,000,000	1,064,150

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Pennsylvania - 86.2% (continued)
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2032	1,500,000		1,599,274
Cumberland Valley School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2042	500,000		544,797
Dauphin County General Authority, Revenue Bonds, Refunding (Pinnacle Health Systems Project) Ser. A	5.00	6/1/2029	1,000,000		1,032,907
Delaware County Industrial Development Authority, Revenue Bonds, Refunding (United Parcel Service)	3.40	9/1/2045	1,900,000	[c]	1,900,000
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000		887,119
Derry Township Industrial & Commercial Development Authority, Revenue Bonds, Refunding	4.00	11/15/2028	425,000		442,405
Derry Township Industrial & Commercial Development Authority, Revenue Bonds, Refunding	4.00	11/15/2029	355,000		369,987
Derry Township Industrial & Commercial Development Authority, Revenue Bonds, Refunding	4.00	11/15/2027	595,000		618,847
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2035	1,100,000		1,187,383
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	500,000	[a]	518,655
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2030	1,005,000	[a]	1,080,160
Haverford Township, GO, Ser. A	5.00	10/1/2044	1,000,000		1,103,115
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2028	110,000		112,431
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2027	145,000		147,513
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2031	175,000		178,925
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2029	150,000		153,657

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Pennsylvania - 86.2% (continued)
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2024	80,000		80,088
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2030	135,000		137,919
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2026	150,000		151,626
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2025	115,000		115,712
Lebanon School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/15/2031	1,500,000		1,539,965
Lower Merion Township, GO, Ser. B	4.00	7/15/2031	460,000		461,270
Lower Merion Township, GO, Ser. B	4.00	7/15/2034	515,000		516,063
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (The Hill School Project)	5.00	8/15/2037	500,000		513,216
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000		996,494
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2036	1,105,000		1,168,256
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2035	1,000,000		1,065,022
Pennsylvania, GO	3.00	5/15/2034	1,000,000		928,141
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	10/15/2037	1,375,000		1,374,301
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Insured; Build America Mutual) Ser. AT-1	5.00	6/15/2027	990,000		1,040,525
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Insured; Build America Mutual) Ser. AT-1	5.00	6/15/2026	10,000	[d]	10,479

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Pennsylvania - 86.2% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2033	1,000,000		1,098,196
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2028	1,855,000		1,946,845
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	5/1/2029	1,115,000		1,216,894
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2035	1,200,000		1,230,269
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2025	1,000,000		1,025,232
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. 141A	5.75	10/1/2053	1,240,000		1,313,184
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. 143A	4.95	10/1/2038	1,715,000		1,816,845
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	1,070,000		1,036,649
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 2019-131A	3.50	4/1/2049	995,000		981,005
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2040	1,260,000		1,296,452
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	1,230,000		1,271,558
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	1,000,000		1,070,645
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA)	3.25	12/1/2038	1,100,000	[c]	1,100,000
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2035	650,000		761,202
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2032	1,000,000		1,054,998

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Pennsylvania - 86.2% (continued)
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,000,000	1,020,038
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2027	1,000,000	1,048,455
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,520,000	1,592,532
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2027	850,000	895,528
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2026	850,000	883,749
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (Children's Hospital of Philadelphia Obligated Group Project)	4.00	7/1/2036	1,000,000	1,007,131
Philadelphia Water & Wastewater, Revenue Bonds, Ser. C	5.00	6/1/2037	1,000,000	1,110,066
Pittsburgh, GO, Refunding, Ser. A	3.00	9/1/2033	325,000	299,327
Pittsburgh, GO, Refunding, Ser. A	3.00	9/1/2032	500,000	472,014
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2032	1,000,000	1,052,186
Pittsburgh University, Revenue Bonds (University Capital Project) Ser. A	5.00	2/15/2034	1,750,000	2,074,641
Radnor Township School District, GO (Insured; State Aid Withholding)	4.00	8/15/2036	1,000,000	1,025,057
Southeastern Pennsylvania Transportation Authority, Revenue Bonds	5.00	6/1/2038	1,500,000	1,675,251
Susquehanna Township School District, GO, Refunding (Insured; State Aid Withholding) Ser. R	3.00	5/15/2031	1,730,000	1,668,506
Swarthmore Borough Authority, Revenue Bonds (Swarthmore College)	5.00	9/15/2039	1,000,000	1,067,112
Swarthmore Borough Authority, Revenue Bonds, Refunding (Swarthmore College)	5.00	9/15/2045	1,030,000	1,139,567
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2023	1,260,000	1,260,000
The Pennsylvania University, Revenue Bonds, Ser. A	5.00	9/1/2033	1,010,000	1,062,719

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Pennsylvania - 86.2% (continued)
The Pennsylvania University, Revenue Bonds, Ser. A	5.00	9/1/2042	2,000,000	2,081,138
The Philadelphia School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2034	650,000	702,217
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2028	500,000	541,010
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	775,000	804,506
Tredyffrin Easttown School District, GO (Insured; State Aid Withholding)	5.00	2/15/2034	240,000	256,463
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2026	275,000	[d] 286,800
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2026	250,000	[d] 260,727
Upper Moreland Township School District, GO, Refunding (Insured; State Aid Withholding)	4.00	10/1/2033	610,000	625,853
Upper St. Clair Township School District, GO (Insured; State Aid Withholding)	5.00	10/1/2041	1,000,000	1,012,751
West Chester Area School District, GO, Refunding (Insured; State Aid Withholding)	2.00	3/15/2031	820,000	725,355
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2026	1,000,000	1,042,058
Whitemarsh Township, GO, Refunding	4.00	11/15/2039	1,000,000	999,967
				79,047,678
U.S. Related - .2%
Puerto Rico, Notes	0.01	11/1/2051	537,911	[c] 216,509
Total Investments (cost $93,607,114)			98.9%	90,740,495
Cash and Receivables (Net)			1.1%	964,195
Net Assets			100.0%	91,704,690

GO—General Obligation

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, these securities were valued at $2,192,919 or 2.39% of net assets.

c The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
Ultra 10 Year U.S. Treasury Notes	8	3/19/2024	904,172	908,125	(3,953)
Gross Unrealized Depreciation				(3,953)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

November 30, 2023 (Unaudited)

The following is a summary of the inputs used as of November 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	90,740,495	-	90,740,495
Liabilities ($)
Other Financial Instruments:
Futures††	(3,953)	-	-	(3,953)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At November 30, 2023, accumulated net unrealized depreciation on investments was $2,866,619, consisting of $574,362 gross unrealized appreciation and $3,440,981 gross unrealized depreciation.

At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.